SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in estimate useful life of certain machinery and electronic equipment (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Change in Accounting Estimate [Line Items]
Depreciation expense			¥ 502,183	$ 76,963	¥ 456,382	¥ 426,450
Net loss			¥ (2,025,508)	$ (310,426)	¥ (202,416)	¥ (507,988)
Basic loss per share (in dollars per share) | (per share)			¥ (5.23)	$ (0.80)	¥ (0.52)	¥ (1.32)
Diluted loss per share (in dollars per share) | (per share)			¥ (5.23)	$ (0.80)	¥ (0.52)	¥ (1.32)
Estimate useful life
Change in Accounting Estimate [Line Items]
Depreciation expense | ¥					¥ 94,984
Net loss | ¥					¥ 94,984
Basic loss per share (in dollars per share) | ¥ / shares					¥ 0.24
Diluted loss per share (in dollars per share) | ¥ / shares					¥ 0.24
Machinery and electronic equipment | Estimate useful life
Change in Accounting Estimate [Line Items]
Estimated useful life	10 years	5 years	10 years	10 years